SCHEDULE OF FINANCE COST (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Interest income
Total finance income
Interest expense on lease liabilities
Interest expense on related party loan	(1,053,313)	(96,687)
Total finance expenses	$ (1,053,313)	$ (96,687)	[1]

[1]	Refer to Note 2A and 18A